Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000237262 [Member]
Shareholder Report [Line Items]
Fund Name	Arena Strategic Income Fund
Class Name	Class I
Trading Symbol	ACSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arenaca.com/arena-strategic-income-fund. You can also request this information by contacting us at (877) 770-7760.
Additional Information Phone Number	(877) 770-7760
Additional Information Website	https://www.arenaca.com/arena-strategic-income-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal annual period ended October 31, 2024, the Arena Strategic Income Fund (the “Fund”) returned 14.41% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg Barclays U.S. High Yield Corporate Index, returned 16.47%, while the Fund’s secondary benchmark, the Barclays U.S. High Yield 1-5 Year Cash Pay 2% Index, returned 14.80%.
The Fund grew to a more substantial size by the end of the period, allowing for the opportunity to build a more diversified portfolio. A shorter duration stance as compared to the benchmark was a hindrance for the fiscal year as rates fell across the curve. A higher quality bias also detracted as CCC-rated securities materially outperformed other ratings buckets during the period. Sector outperformers included Cable/Satellite, Consumer Cyclical Services and Retailers, while sector laggards included Transportation Services, Airlines and Other Financials.
Looking ahead, we continue to view the high yield investing environment as more yield and income capture, focusing on identifying early refinancing situations while remaining underweight lower credit quality. Also, given more bonds are trading to a call price in lieu of maturity, we are adding some rolling call exposure. We continue to favor the yield advantage offered by higher-credit quality leveraged loans given the coupon/carry advantage vs. high yield and a defensive stance on duration given our view that the market is overly optimistic on the number of future Federal Reserve interest rate cuts. As a result, we continue to underpin our exposure decision with a belief that we are not going back to a Zero Interest Rate Policy (“ZIRP”) any time soon. In addition to continuing to see opportunities in higher quality leveraged loans, we also still see some value in the busted convertible area.
With the first interest rate cut of the cycle now behind us, the Federal Reserve reiterates it will be data-dependent, implying more ongoing volatility going forward relative to the QE/ZIRP years. The fact that the Federal Reserve chose to cut by 50bps also leads us to be optimistic based on the opportunities we are seeing and the historical empirical evidence. Arena continues to be diligent in assessing the ever-changing market environment and hopes to capitalize on market volatility which may help us identify attractive idiosyncratic opportunities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	14.41%	13.72%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2%	14.80%	10.37%
Bloomberg U.S. Corporate High Yield	16.47%	11.37%
[1]	Class I shares commenced operations on December 30, 2022.

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 39,999,668
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,999,668
Total number of portfolio holdings	108
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Tutor Perini Corp., 4.750%, 8/18/2027	2.6%
Endo Finance Holdings, Inc., 4.500%, 4/23/2031	2.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.6%
Qwest Corp., 7.250%, 9/15/2025	2.5%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.4%
First Quantum Minerals, Ltd., 6.875%, 10/15/2027	2.3%
Directv Financing LLC, 8.875%, 2/1/2030	2.2%
QVC, Inc., 6.875%, 4/15/2029	2.2%
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 8.500%, 10/1/2028	2.0%
Radiology Partners, Inc., 8.500%, 1/31/2029	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tutor Perini Corp., 4.750%, 8/18/2027	2.6%
Endo Finance Holdings, Inc., 4.500%, 4/23/2031	2.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.6%
Qwest Corp., 7.250%, 9/15/2025	2.5%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.4%
First Quantum Minerals, Ltd., 6.875%, 10/15/2027	2.3%
Directv Financing LLC, 8.875%, 2/1/2030	2.2%
QVC, Inc., 6.875%, 4/15/2029	2.2%
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 8.500%, 10/1/2028	2.0%
Radiology Partners, Inc., 8.500%, 1/31/2029	2.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.